Premises, equipment and computer software	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Premises, equipment and computer software
Note 8: Premises, equipment and computer software

	December 31, 2022			December 31, 2021
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,333	—	8,333	8,333	—	8,333
Buildings	181,929	(81,184)	100,745	169,806	(77,229)	92,577
Equipment	25,527	(17,764)	7,763	26,129	(17,509)	8,620
Computer hardware and software in use	197,846	(182,353)	15,493	197,941	(175,612)	22,329
Computer software in development	13,807	—	13,807	6,827	—	6,827
Total	427,442	(281,301)	146,141	409,036	(270,350)	138,686

	Year ended
Depreciation charged to operating expenses	December 31, 2022	December 31, 2021	December 31, 2020
Buildings (included in Property expense)	5,963	6,005	5,511
Equipment (included in Property expense)	2,390	2,323	1,929
Computer hardware and software (included in Technology and communication expense)	10,124	18,902	21,773
Total depreciation charged to operating expenses	18,477	27,230	29,213